Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 5.1%
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	$2,106,229	$2,143,654
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	9,696,227	9,802,313
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	9,370,862	9,488,222
Angel Oak Mortgage Trust I LLC 2020-3,	13,793,000	13,792,859
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	12,512,000	10,981,969
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	2,867,385	2,943,232
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	4,125,378	4,848,067
Bank 2019-BN17, 3.7140%, 4/15/52	9,215,976	10,658,292
Bank 2019-BN18, 3.5840%, 5/15/62	15,686,824	18,084,588
Bank 2019-BN20, 3.0110%, 9/15/62	7,541,395	8,341,130
Bank 2019-BN23, 2.9200%, 12/15/52	13,566,507	14,956,125
Bank 2019-BNK24, 2.9600%, 11/15/62	3,184,800	3,523,031
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0348%, 8/15/36 (144A)‡	7,703,000	7,351,253
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	9,288,000	10,213,859
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	8,236,000	8,915,593
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.9348%, 11/15/35 (144A)‡	11,039,999	10,925,400
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.1048%, 10/15/36 (144A)‡	15,955,189	15,817,668
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.2648%, 10/15/36 (144A)‡	2,484,041	2,440,612
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	16,437,000	17,145,326
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	8,218,000	8,207,234
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	7,838,003
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	12,325,000	11,404,341
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,137,000	2,784,080
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,587,981
CarMax Auto Owner Trust 2017-3, 2.7200%, 5/15/23	9,978,000	10,057,277
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0845%, 7/25/49 (144A)‡	1,963,526	1,959,207
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	8,413,508	8,457,798
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	8,172,000	8,118,037
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0845%, 11/25/24‡	1,929,679	1,999,616
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0845%, 10/25/28‡	3,158,343	3,283,422
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.4345%, 1/25/29‡	7,402,237	7,590,478
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.7345%, 7/25/29‡	10,308,998	10,477,670
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.5345%, 1/25/31‡	6,157,953	6,025,960
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4845%, 8/25/31 (144A)‡	6,957,200	6,854,635
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.3345%, 9/25/31 (144A)‡	14,371,500	14,168,057
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2845%, 6/25/39 (144A)‡	11,435,144	11,048,908
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1845%, 7/25/39 (144A)‡	20,326,353	19,879,098
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2845%, 10/25/39 (144A)‡	20,705,840	20,069,908
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9845%, 1/25/40 (144A)‡	6,343,256	6,303,774
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1845%, 1/25/40 (144A)‡	20,198,699	19,075,354
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.1148%, 11/15/36 (144A)‡	9,655,820	9,241,837
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	4,276,000	4,411,813
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	7,461,615	7,653,856
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	3,927,323	4,116,171
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	5,958,970	6,313,808
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	2,593,500	2,620,582

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	$3,275,025	$3,515,381
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	12,549,473	13,315,064
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	7,578,023	8,220,508
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	23,982,485	25,165,551
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	12,150,000	12,386,361
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	10,594,000	10,837,195
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	2,656,606	2,694,145
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	4,074,776	4,138,802
Drive Auto Receivables Trust 2018-4, 3.6600%, 11/15/24	3,921,072	3,963,923
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	5,847,247	5,867,161
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1845%, 7/25/25‡	11,742,153	12,023,575
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8845%, 4/25/28‡	5,956,864	6,210,244
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 1.1345%, 10/25/29‡	225,514	225,305
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1845%, 3/25/31‡	16,518,548	15,919,381
Fannie Mae REMICS, 3.0000%, 5/25/48	17,205,395	18,466,490
Fannie Mae REMICS, 3.0000%, 11/25/49	24,965,877	25,815,686
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 1.5345%, 3/25/29‡	395,896	396,037
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 0.9345%, 3/25/30‡	78,483	78,361
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7700%, 0.9545%, 11/25/49 (144A)‡	353,494	353,164
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 1.8845%, 1/25/50 (144A)‡	14,609,000	13,514,430
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 0.9345%, 2/25/50 (144A)‡	2,811,810	2,794,305
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.0000%, 0%, 6/25/50‡	7,399,000	7,399,000
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.2188%, 12/15/36 (144A)‡	3,938,000	3,771,590
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.5188%, 12/15/36 (144A)‡	4,405,000	4,152,657
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.8178%, 12/15/36 (144A)‡	4,900,000	4,526,936
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	5,899,397	6,891,725
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	9,847,362	11,390,500
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	8,130,000	8,874,275
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	11,479,000	12,180,977
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	11,343,202	11,606,752
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	12,693,642	13,057,732
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	22,450,185	23,290,872
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 1.0845%, 11/25/49 (144A)‡	1,301,285	1,301,273
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 1.0845%, 2/25/50 (144A)‡	7,371,438	7,354,922
JP Morgan Mortgage Trust 2019-INV1,
ICE LIBOR USD 1 Month + 0.9500%, 1.1345%, 10/25/49 (144A)‡	3,991,607	3,991,516
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0845%, 12/25/49 (144A)‡	5,127,075	5,116,662
JP Morgan Mortgage Trust 2020-3A11,
ICE LIBOR USD 1 Month + 2.0000%, 2.1683%, 8/25/50 (144A)‡	5,924,688	6,031,257
JP Morgan Mortgage Trust 2020-4,
ICE LIBOR USD 1 Month + 1.2500%, 1.4401%, 11/25/50 (144A)‡	7,490,000	7,489,740
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 1.0345%, 11/25/51 (144A)‡	17,300,476	17,262,508
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.0500%, 1.2345%, 11/25/51 (144A)‡	1,469,333	1,466,684
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	10,247,000	10,861,435
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	5,254,084	5,908,610
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	8,173,000	8,962,359
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	8,398,928	9,828,674
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	12,532,337	14,851,404
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	3,691,018	3,924,768
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,018,000	2,031,191
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,065,000	2,130,995
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	12,541,975	10,746,483
Preston Ridge Partners Mortgage Trust 2019-1A, 4.5000%, 1/25/24 (144A)Ç	5,045,573	5,087,502
Preston Ridge Partners Mortgage Trust 2019-2A, 3.9670%, 4/25/24 (144A)Ç	9,592,806	9,643,894
Preston Ridge Partners Mortgage Trust 2019-3A, 3.3510%, 7/25/24 (144A)Ç	7,442,842	7,437,002

Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	7,217,095	7,389,147
Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
PRPM 2020-1A LLC, 2.9810%, 2/25/25 (144A)Ç	$4,060,051	$4,021,556
PRPM LLC, 3.3510%, 11/25/24 (144A)Ç	9,890,791	9,830,572
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	12,585,655	12,659,674
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	12,409,000	12,599,165
Santander Drive Auto Receivables Trust 2020-1 A2A, 2.0700%, 1/17/23	7,339,000	7,399,577
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	7,751,150	7,903,734
Sequoia Mortgage Trust 2013-7, 3.0000%, 6/25/43‡	2,460,568	2,534,526
Sequoia Mortgage Trust 2013-9, 3.5000%, 7/25/43 (144A)	1,178,855	1,212,417
Sequoia Mortgage Trust 2019-3, 3.5000%, 9/25/49 (144A)‡	2,687,085	2,746,445
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	3,797,013	3,875,126
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	3,387,763	3,389,294
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	8,376,939	8,301,890
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	29,374,000	29,373,609
Starwood Mortgage Residential Trust 2020-2, 2.7180%, 4/25/60 (144A)‡	7,597,078	7,722,585
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.0848%, 10/24/20 (144A)‡	29,594,000	29,592,819
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	2,816,115	2,981,591
Towd Point Asset Funding LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.0845%, 4/25/48 (144A)‡	5,536,886	5,455,494
United Auto Credit Securitization Trust 2019-1 C, 3.1600%, 8/12/24 (144A)	6,040,000	6,111,540
Wells Fargo Mortgage Backed Securities Trust 2019-4,
3.5000%, 9/25/49 (144A)‡	6,146,650	6,271,712
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	4,154,475	4,295,852
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	1,211,925	1,278,966
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	7,742,000	8,144,032
WFRBS Commercial Mortgage Trust 2014-C25, 3.6310%, 11/15/47	8,674,000	9,417,430
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,023,792,515)		1,035,903,815
Bank Loans and Mezzanine Loans – 0.2%
Consumer Non-Cyclical – 0.2%
Elanco Animal Health Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.4044%, 2/4/27ƒ,‡ (cost $35,349,064)	35,349,064	33,640,644
Corporate Bonds – 23.1%
Banking – 4.1%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	34,263,000	38,722,952
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	12,114,000	13,876,034
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	52,136,000	55,146,937
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	17,473,000	18,085,778
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	7,642,000	8,062,310
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate + 4.3580%, 4.7000%‡,µ	31,607,000	32,871,280
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	11,216,000	12,413,952
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	7,621,000	7,981,379
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	20,971,000	22,060,310
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	37,030,000	41,733,331
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	25,051,000	29,627,513
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	13,286,000	13,152,537
Citigroup Inc, 5.9000%µ	1,682,000	1,672,547
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,715,000	8,653,995
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,136,000	3,371,272
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,232,000	2,470,489
Citizens Financial Group Inc, 4.3000%, 12/3/25	8,046,000	9,002,804
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	6,568,000	6,658,305
First Republic Bank/CA, 4.6250%, 2/13/47	5,833,000	6,999,660
Goldman Sachs Group Inc, 3.5000%, 4/1/25	55,550,000	60,910,997
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 3.9220%, 4.3696%‡,µ	30,942,000	28,364,531
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	61,913,000	64,236,697
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	30,813,000	35,097,467
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	30,079,000	36,059,533
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	48,261,000	51,319,720
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	46,716,000	48,585,147
Morgan Stanley, 4.3500%, 9/8/26	14,728,000	16,983,521
Morgan Stanley, 3.9500%, 4/23/27	22,928,000	25,806,436
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	20,573,000	20,906,159
Wells Fargo & Co, ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡	41,921,000	43,266,255
Wells Fargo & Co, SOFR + 2.0000%, 2.1880%, 4/30/26‡	32,750,000	33,862,431
Wells Fargo & Co, ICE LIBOR USD 3 Month + 1.1700%, 2.8790%, 10/30/30‡	19,386,000	20,717,514
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.9900%, 5.8750%‡,µ	17,873,000	18,576,660
		837,256,453
Basic Industry – 0.5%
Allegheny Technologies Inc, 5.8750%, 12/1/27	15,160,000	14,058,626

Constellium NV, 5.7500%, 5/15/24 (144A)	15,446,000	15,446,000
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Ecolab Inc, 4.8000%, 3/24/30	$8,652,000	$10,969,207
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	15,454,000	15,886,784
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	16,098,000	15,856,530
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	8,092,000	8,691,467
Steel Dynamics Inc, 5.5000%, 10/1/24	14,966,000	15,377,565
		96,286,179
Brokerage – 0.6%
Cboe Global Markets Inc, 3.6500%, 1/12/27	10,781,000	12,112,817
Charles Schwab Corp, 4.2000%, 3/24/25	17,340,000	19,890,253
Charles Schwab Corp, US Treasury Yield Curve Rate + 4.9710%, 5.3750%‡,µ	56,797,000	60,677,371
Raymond James Financial Inc, 5.6250%, 4/1/24	5,610,000	6,392,712
Raymond James Financial Inc, 4.6500%, 4/1/30	7,316,000	8,746,217
Raymond James Financial Inc, 4.9500%, 7/15/46	9,798,000	11,848,112
		119,667,482
Capital Goods – 1.9%
Avery Dennison Co, 2.6500%, 4/30/30	19,062,000	19,532,696
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	8,317,000	9,070,373
Boeing Co, 4.5080%, 5/1/23	22,287,000	23,533,066
Boeing Co, 4.8750%, 5/1/25	7,194,000	7,833,206
Boeing Co, 2.2500%, 6/15/26	1,857,000	1,795,067
Boeing Co, 3.6000%, 5/1/34	19,174,000	18,118,661
Boeing Co, 5.7050%, 5/1/40	18,365,000	20,769,507
Boeing Co, 5.8050%, 5/1/50	10,824,000	12,771,280
Boeing Co, 5.9300%, 5/1/60	8,444,000	9,977,717
General Dynamics Corp, 3.2500%, 4/1/25	13,112,000	14,541,501
General Dynamics Corp, 3.5000%, 4/1/27	18,965,000	21,719,596
General Dynamics Corp, 4.2500%, 4/1/50	3,720,000	4,832,046
General Electric Co, 3.4500%, 5/1/27	6,835,000	7,011,131
General Electric Co, 6.7500%, 3/15/32	7,872,000	9,637,710
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	13,147,000	14,275,337
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	21,929,000	22,704,194
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	23,682,000	26,382,467
Northrop Grumman Corp, 4.4000%, 5/1/30	13,196,000	15,993,573
Northrop Grumman Corp, 5.1500%, 5/1/40	5,734,000	7,630,508
Northrop Grumman Corp, 5.2500%, 5/1/50	7,375,000	10,605,116
Otis Worldwide Corp, 2.0560%, 4/5/25 (144A)	10,754,000	11,269,969
Vulcan Materials Co, 3.5000%, 6/1/30	10,460,000	11,358,740
Wabtec Corp, 4.4000%, 3/15/24	12,942,000	13,720,374
Wabtec Corp, 3.4500%, 11/15/26	3,625,000	3,731,504
Wabtec Corp, 4.9500%, 9/15/28	40,004,000	44,511,171
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	17,872,000	18,244,974
		381,571,484
Communications – 2.3%
AT&T Inc, 3.6000%, 7/15/25	6,875,000	7,635,601
AT&T Inc, 5.2500%, 3/1/37	3,121,000	3,857,906
AT&T Inc, 4.8500%, 3/1/39	9,371,000	11,299,169
AT&T Inc, 4.7500%, 5/15/46	6,738,000	7,979,167
AT&T Inc, 4.5000%, 3/9/48	13,228,000	15,522,391
CenturyLink Inc, 6.4500%, 6/15/21	9,843,000	10,066,436
CenturyLink Inc, 5.8000%, 3/15/22	5,476,000	5,626,590
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.8000%, 4/1/31	32,867,000	33,301,821
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	3,508,000	4,660,877
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	2,807,000	3,313,372
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	17,704,000	20,065,804
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.7000%, 4/1/51	17,144,000	16,676,970
Comcast Corp, 3.1000%, 4/1/25	5,116,000	5,619,711
Comcast Corp, 3.1500%, 3/1/26	8,000,000	8,951,542
Comcast Corp, 3.3000%, 4/1/27	13,940,000	15,669,830
Comcast Corp, 4.6000%, 10/15/38	7,205,000	9,175,479
Comcast Corp, 3.7500%, 4/1/40	6,554,000	7,709,213
Crown Castle International Corp, 3.6500%, 9/1/27	7,252,000	8,077,215
Crown Castle International Corp, 4.3000%, 2/15/29	11,688,000	13,560,793
Crown Castle International Corp, 3.1000%, 11/15/29	15,783,000	16,915,328
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	21,198,000	21,013,789
Fox Corp, 4.0300%, 1/25/24	9,055,000	10,037,027
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	18,929,000	19,957,223
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	25,605,000	25,258,308

T-Mobile USA Inc, 6.3750%, 3/1/25	17,458,000	17,938,095
T-Mobile USA Inc, 3.5000%, 4/15/25 (144A)	18,869,000	20,567,587
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
T-Mobile USA Inc, 1.5000%, 2/15/26 (144A)	$4,593,000	$4,592,678
T-Mobile USA Inc, 3.7500%, 4/15/27 (144A)	44,556,000	49,434,882
T-Mobile USA Inc, 2.0500%, 2/15/28 (144A)	4,232,000	4,233,989
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	14,985,000	16,701,831
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	5,741,000	5,761,208
Verizon Communications Inc, 2.6250%, 8/15/26	15,284,000	16,629,735
Verizon Communications Inc, 3.0000%, 3/22/27	8,199,000	9,093,921
Verizon Communications Inc, 4.8620%, 8/21/46	4,862,000	6,609,404
Verizon Communications Inc, 4.5220%, 9/15/48	3,585,000	4,737,448
Verizon Communications Inc, 4.0000%, 3/22/50	4,958,000	6,241,630
		464,493,970
Consumer Cyclical – 2.6%
Alimentation Couche-Tard Inc, 2.9500%, 1/25/30 (144A)	4,718,000	4,890,724
AutoZone Inc, 3.7500%, 4/18/29	16,231,000	18,441,299
Booking Holdings Inc, 4.1000%, 4/13/25	42,289,000	47,515,150
Booking Holdings Inc, 4.5000%, 4/13/27	21,918,000	25,161,005
Booking Holdings Inc, 4.6250%, 4/13/30	15,292,000	17,884,219
Choice Hotels International Inc, 3.7000%, 12/1/29	15,501,000	15,528,437
Dollar General Corp, 3.5000%, 4/3/30	12,048,000	13,495,446
Dollar General Corp, 4.1250%, 4/3/50	11,628,000	13,875,862
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	37,937,000	40,422,592
General Motors Co, 4.2000%, 10/1/27	5,709,000	5,816,191
General Motors Co, 5.0000%, 10/1/28	16,117,000	17,115,699
General Motors Co, 5.4000%, 4/1/48	5,565,000	5,500,112
General Motors Financial Co Inc, 4.3500%, 4/9/25	9,494,000	10,020,119
General Motors Financial Co Inc, 4.3000%, 7/13/25	2,916,000	3,038,443
General Motors Financial Co Inc, 4.3500%, 1/17/27	8,077,000	8,355,985
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	2,572,000	2,569,942
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,671,000	5,079,292
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,539,000	10,424,982
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,278,000	1,382,898
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	17,327,000	17,229,102
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	6,761,000	6,680,476
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	5,334,000	5,719,737
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	9,209,000	10,314,080
Lowe's Cos Inc, 4.0000%, 4/15/25	19,662,000	22,435,700
Lowe's Cos Inc, 4.5000%, 4/15/30	20,350,000	24,959,526
Lowe's Cos Inc, 5.0000%, 4/15/40	10,401,000	13,512,122
Lowe's Cos Inc, 5.1250%, 4/15/50	14,214,000	19,620,627
Marriott International Inc, 5.7500%, 5/1/25	23,658,000	25,782,977
Mastercard Inc, 3.3000%, 3/26/27	16,360,000	18,526,077
Mastercard Inc, 3.3500%, 3/26/30	20,733,000	23,984,582
McDonald's Corp, 3.3000%, 7/1/25	5,528,000	6,141,256
McDonald's Corp, 3.5000%, 7/1/27	17,385,000	19,737,022
McDonald's Corp, 3.6250%, 9/1/49	8,343,000	9,246,021
MDC Holdings Inc, 5.5000%, 1/15/24	8,120,000	8,688,400
MGM Resorts International, 7.7500%, 3/15/22	1,964,000	1,997,781
Nordstrom Inc, 4.3750%, 4/1/30	16,799,000	13,177,229
O'Reilly Automotive Inc, 3.6000%, 9/1/27	333,000	374,173
O'Reilly Automotive Inc, 4.3500%, 6/1/28	2,564,000	2,988,818
O'Reilly Automotive Inc, 3.9000%, 6/1/29	18,302,000	21,073,058
		538,707,161
Consumer Non-Cyclical – 4.1%
AbbVie Inc, 3.4500%, 3/15/22 (144A)	20,364,000	21,156,407
AbbVie Inc, 3.2500%, 10/1/22 (144A)	9,148,000	9,570,204
AbbVie Inc, 2.8000%, 3/15/23 (144A)	726,000	753,352
AbbVie Inc, 2.6000%, 11/21/24 (144A)	10,264,000	10,929,925
AbbVie Inc, 3.8000%, 3/15/25 (144A)	10,921,000	12,177,318
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	16,865,000	20,628,107
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	13,146,000	14,970,354
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	31,412,000	32,436,974
Baxter International Inc, 3.7500%, 10/1/25 (144A)	17,519,000	19,959,943
Baxter International Inc, 3.9500%, 4/1/30 (144A)	15,291,000	18,129,278
Boston Scientific Corp, 3.7500%, 3/1/26	10,617,000	12,055,852
Boston Scientific Corp, 4.0000%, 3/1/29	3,716,000	4,251,073
Boston Scientific Corp, 4.7000%, 3/1/49	5,944,000	7,580,141
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	6,875,000	8,012,671
Campbell Soup Co, 3.9500%, 3/15/25	6,894,000	7,750,208
Cargill Inc, 1.3750%, 7/23/23 (144A)	5,093,000	5,180,885
Cargill Inc, 2.1250%, 4/23/30 (144A)	7,484,000	7,843,301
Cigna Corp, 3.4000%, 9/17/21	2,153,000	2,225,795

Cigna Corp, 2.4000%, 3/15/30	7,285,000	7,558,110
Cigna Corp, 3.2000%, 3/15/40	3,314,000	3,509,380
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Cigna Corp, 3.4000%, 3/15/50	$4,998,000	$5,384,295
Coca-Cola Co, 3.3750%, 3/25/27	16,804,000	19,267,404
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	9,660,000	10,216,139
CVS Health Corp, 4.1000%, 3/25/25	18,139,000	20,504,698
CVS Health Corp, 3.0000%, 8/15/26	1,849,000	2,021,636
CVS Health Corp, 4.3000%, 3/25/28	11,369,000	13,291,408
CVS Health Corp, 4.1250%, 4/1/40	9,026,000	10,645,445
CVS Health Corp, 5.0500%, 3/25/48	9,520,000	12,383,313
CVS Health Corp, 4.2500%, 4/1/50	4,460,000	5,364,614
DaVita Inc, 4.6250%, 6/1/30 (144A)	16,574,000	16,482,843
DH Europe Finance II Sarl, 2.2000%, 11/15/24	7,778,000	8,174,750
DH Europe Finance II Sarl, 2.6000%, 11/15/29	4,266,000	4,538,863
DH Europe Finance II Sarl, 3.4000%, 11/15/49	5,489,000	6,163,737
Diageo Capital PLC, 1.3750%, 9/29/25	11,728,000	11,931,606
Diageo Capital PLC, 2.0000%, 4/29/30	11,047,000	11,430,015
Diageo Capital PLC, 2.1250%, 4/29/32	8,862,000	9,186,174
Elanco Animal Health Inc, 5.0220%, 8/28/23Ç	5,166,000	5,424,300
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	11,871,000	12,247,419
Hasbro Inc, 3.0000%, 11/19/24	8,798,000	9,212,824
Hasbro Inc, 3.5500%, 11/19/26	11,696,000	12,359,566
Hasbro Inc, 3.9000%, 11/19/29	31,506,000	32,801,527
HCA Inc, 4.7500%, 5/1/23	14,309,000	15,526,283
HCA Inc, 5.3750%, 2/1/25	8,166,000	8,747,828
HCA Inc, 5.8750%, 2/15/26	4,299,000	4,718,153
HCA Inc, 5.3750%, 9/1/26	3,296,000	3,588,520
HCA Inc, 5.6250%, 9/1/28	4,648,000	5,184,426
HCA Inc, 5.8750%, 2/1/29	7,114,000	8,050,131
HCA Inc, 3.5000%, 9/1/30	25,079,000	24,149,541
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	4,750,000	5,017,235
JM Smucker Co, 2.3750%, 3/15/30	10,479,000	10,696,582
JM Smucker Co, 3.5500%, 3/15/50	4,924,000	5,078,162
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	18,661,000	22,378,547
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	3,701,000	4,094,281
Keurig Dr Pepper Inc, 3.8000%, 5/1/50	8,453,000	9,642,879
Mars Inc, 2.7000%, 4/1/25 (144A)	6,045,000	6,470,299
Mars Inc, 4.2000%, 4/1/59 (144A)	6,289,000	8,063,418
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	14,117,000	14,851,216
Mondelez International Inc, 2.1250%, 4/13/23	5,382,000	5,574,312
Mondelez International Inc, 2.7500%, 4/13/30	2,654,000	2,862,576
PepsiCo Inc, 2.2500%, 3/19/25	11,981,000	12,815,695
PepsiCo Inc, 2.6250%, 3/19/27	3,707,000	4,051,675
Pfizer Inc, 2.6250%, 4/1/30	5,124,000	5,636,955
Procter & Gamble Co, 3.0000%, 3/25/30	4,391,000	5,031,491
Procter & Gamble Co, 3.5500%, 3/25/40	8,720,000	10,516,346
Procter & Gamble Co, 3.6000%, 3/25/50	4,638,000	5,773,794
Sysco Corp, 2.5000%, 7/15/21	2,241,000	2,279,721
Sysco Corp, 5.6500%, 4/1/25	13,962,000	16,333,520
Sysco Corp, 2.4000%, 2/15/30	4,513,000	4,460,026
Sysco Corp, 5.9500%, 4/1/30	29,838,000	37,389,122
Sysco Corp, 6.6000%, 4/1/40	17,344,000	23,474,895
Sysco Corp, 6.6000%, 4/1/50	13,193,000	18,123,545
Takeda Pharmaceutical Co Ltd, 3.0250%, 7/9/40	5,150,000	5,189,269
Takeda Pharmaceutical Co Ltd, 3.3750%, 7/9/60	5,150,000	5,150,389
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	10,164,000	11,609,020
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	23,840,000	29,488,954
Upjohn Inc, 1.6500%, 6/22/25 (144A)	3,249,000	3,312,208
Upjohn Inc, 2.3000%, 6/22/27 (144A)	3,765,000	3,886,870
Upjohn Inc, 3.8500%, 6/22/40 (144A)	3,757,000	4,029,307
		838,959,045
Electric – 1.2%
AEP Transmission Co LLC, 3.6500%, 4/1/50	10,485,000	12,101,360
Ameren Corp, 3.5000%, 1/15/31	43,048,000	48,121,048
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	17,823,000	22,322,454
Black Hills Corp, 2.5000%, 6/15/30	6,419,000	6,557,187
Dominion Energy Inc, 3.3750%, 4/1/30	21,892,000	24,217,611
East Ohio Gas Co/The, 1.3000%, 6/15/25 (144A)	2,599,000	2,613,250
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	2,390,000	2,384,960
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	3,474,000	3,468,242
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	9,596,000	10,361,585
NRG Energy Inc, 7.2500%, 5/15/26	16,099,000	16,984,445
NRG Energy Inc, 6.6250%, 1/15/27	18,534,000	19,368,030

Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	15,875,000	19,210,871
Pacific Gas and Electric Co, 2.1000%, 8/1/27	7,553,000	7,459,116
Pacific Gas and Electric Co, 2.5000%, 2/1/31	15,511,000	15,163,554
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	$9,215,000	$9,438,872
Southern Co, 3.7000%, 4/30/30	32,751,000	37,379,442
		257,152,027
Energy – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	28,971,000	29,664,907
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,737,000	6,416,354
Energy Transfer Operating LP, 5.5000%, 6/1/27	4,277,000	4,770,051
Energy Transfer Operating LP, 4.9500%, 6/15/28	705,000	756,956
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	23,859,000	22,962,379
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	476,000	481,254
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	4,960,000	5,620,195
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	11,522,000	11,884,020
ONEOK Inc, 5.8500%, 1/15/26	5,882,000	6,716,710
ONEOK Inc, 6.3500%, 1/15/31	12,575,000	14,717,038
ONEOK Inc, 7.1500%, 1/15/51	3,284,000	3,988,068
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	4,411,000	4,710,498
TransCanada PipeLines Ltd, 4.1000%, 4/15/30	27,368,000	31,160,679
WPX Energy Inc, 4.5000%, 1/15/30	17,903,000	15,819,270
		159,668,379
Finance Companies – 0%
USAA Capital Corp, 2.1250%, 5/1/30 (144A)	1,048,000	1,078,986
Financial Institutions – 0.2%
Equifax Inc, 2.6000%, 12/15/25	17,405,000	18,540,224
Equifax Inc, 3.1000%, 5/15/30	15,864,000	16,863,305
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	10,463,000	10,967,173
		46,370,702
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	20,519,000	16,109,467
Insurance – 0.7%
Brown & Brown Inc, 4.5000%, 3/15/29	9,188,000	9,899,176
Centene Corp, 4.7500%, 5/15/22	652,000	660,991
Centene Corp, 5.3750%, 6/1/26 (144A)	23,064,000	23,909,526
Centene Corp, 4.2500%, 12/15/27	19,937,000	20,573,190
Centene Corp, 4.6250%, 12/15/29	29,819,000	31,571,463
Centene Corp, 3.3750%, 2/15/30	13,281,000	13,409,959
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	44,623,000	44,734,558
		144,758,863
Real Estate Investment Trusts (REITs) – 0.2%
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	17,613,000	21,931,983
Camden Property Trust, 2.8000%, 5/15/30	22,590,000	24,403,671
		46,335,654
Technology – 3.4%
Analog Devices Inc, 2.9500%, 4/1/25	10,395,000	11,262,893
Broadcom Inc, 4.7000%, 4/15/25 (144A)	27,418,000	30,869,338
Broadcom Inc, 3.1500%, 11/15/25 (144A)	23,238,000	24,671,899
Broadcom Inc, 4.1500%, 11/15/30 (144A)	19,158,000	20,844,754
Broadcom Inc, 4.3000%, 11/15/32 (144A)	15,326,000	16,918,737
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	31,275,000	33,422,196
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	21,248,000	21,739,170
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	19,878,000	19,883,963
Equifax Inc, 2.6000%, 12/1/24	25,689,000	27,168,371
Equinix Inc, 2.6250%, 11/18/24	7,454,000	7,935,677
Equinix Inc, 2.9000%, 11/18/26	6,240,000	6,726,221
Equinix Inc, 1.8000%, 7/15/27	21,573,000	21,595,220
Equinix Inc, 3.2000%, 11/18/29	14,035,000	15,234,712
Equinix Inc, 2.1500%, 7/15/30	9,838,000	9,718,272
Global Payments Inc, 3.2000%, 8/15/29	4,239,000	4,539,968
Global Payments Inc, 2.9000%, 5/15/30	15,906,000	16,635,482
Intuit Inc, 0.9500%, 7/15/25	3,573,000	3,576,070
Intuit Inc, 1.3500%, 7/15/27	3,731,000	3,747,478
Keysight Technologies Inc, 3.0000%, 10/30/29	16,919,000	18,300,530
Lam Research Corp, 4.0000%, 3/15/29	2,810,000	3,338,635
Leidos Inc, 2.9500%, 5/15/23 (144A)	2,983,000	3,107,391
Leidos Inc, 3.6250%, 5/15/25 (144A)	11,565,000	12,602,959
Leidos Inc, 4.3750%, 5/15/30 (144A)	16,485,000	18,569,528
Marvell Technology Group Ltd, 4.2000%, 6/22/23	4,911,000	5,277,129
Marvell Technology Group Ltd, 4.8750%, 6/22/28	28,487,000	34,260,504
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	23,803,000	24,494,654
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	18,648,000	18,801,644
Micron Technology Inc, 2.4970%, 4/24/23	24,264,000	25,196,708

MSCI Inc, 4.0000%, 11/15/29 (144A)	1,580,000	1,611,600
MSCI Inc, 3.6250%, 9/1/30 (144A)	12,440,000	12,377,800
MSCI Inc, 3.8750%, 2/15/31 (144A)	17,687,000	18,040,740
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
PayPal Holdings Inc, 1.3500%, 6/1/23	$4,458,000	$4,550,726
PayPal Holdings Inc, 2.4000%, 10/1/24	8,092,000	8,588,587
PayPal Holdings Inc, 1.6500%, 6/1/25	8,279,000	8,569,547
PayPal Holdings Inc, 2.6500%, 10/1/26	24,196,000	26,294,553
PayPal Holdings Inc, 2.3000%, 6/1/30	9,566,000	9,940,952
PayPal Holdings Inc, 3.2500%, 6/1/50	13,179,000	14,350,622
Total System Services Inc, 4.8000%, 4/1/26	11,514,000	13,500,632
Trimble Inc, 4.7500%, 12/1/24	19,615,000	21,339,351
Trimble Inc, 4.9000%, 6/15/28	35,200,000	40,397,564
Verisk Analytics Inc, 5.5000%, 6/15/45	5,717,000	7,837,804
Verisk Analytics Inc, 3.6250%, 5/15/50	10,963,000	12,418,975
VMware Inc, 4.5000%, 5/15/25	18,355,000	20,082,067
VMware Inc, 4.6500%, 5/15/27	20,594,000	22,776,041
		703,117,664
Transportation – 0.2%
United Parcel Service Inc, 3.9000%, 4/1/25	11,125,000	12,629,019
United Parcel Service Inc, 5.2000%, 4/1/40	6,353,000	8,768,489
United Parcel Service Inc, 5.3000%, 4/1/50	13,740,000	19,630,502
		41,028,010
Water Utilities – 0.2%
American Water Capital Corp, 2.8000%, 5/1/30	13,810,000	15,015,199
American Water Capital Corp, 3.4500%, 5/1/50	16,410,000	18,436,825
		33,452,024
Total Corporate Bonds (cost $4,377,812,538)		4,726,013,550
Mortgage-Backed Securities – 8.5%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	9,646,100	9,954,679
2.5000%, TBA, 15 Year Maturity	28,461,400	29,743,301
3.0000%, TBA, 15 Year Maturity	2,646,600	2,780,730
3.5000%, TBA, 15 Year Maturity	21,771,298	22,860,081
4.0000%, TBA, 15 Year Maturity	6,219,714	6,577,348
2.0000%, TBA, 30 Year Maturity	1,343,200	1,370,601
2.5000%, TBA, 30 Year Maturity	5,306,000	5,518,028
3.0000%, TBA, 30 Year Maturity	22,706,500	23,859,309
3.5000%, TBA, 30 Year Maturity	95,976,023	100,918,788
4.5000%, TBA, 30 Year Maturity	3,084,300	3,313,463
		206,896,328
Fannie Mae Pool:
7.5000%, 7/1/28	75,591	87,607
3.0000%, 10/1/34	3,088,657	3,263,838
2.5000%, 11/1/34	1,883,015	1,989,643
3.0000%, 11/1/34	1,115,224	1,189,242
3.0000%, 12/1/34	1,082,991	1,153,792
6.0000%, 2/1/37	356,062	427,644
4.5000%, 11/1/42	2,292,288	2,559,369
3.5000%, 12/1/42	9,154,853	9,917,585
3.0000%, 1/1/43	1,167,347	1,247,900
3.0000%, 2/1/43	338,400	361,341
3.5000%, 2/1/43	4,290,810	4,640,618
3.5000%, 3/1/43	6,809,589	7,364,741
3.0000%, 5/1/43	16,679,042	17,637,721
3.0000%, 5/1/43	2,427,398	2,591,494
3.5000%, 11/1/43	12,719,509	13,779,229
3.5000%, 4/1/44	4,400,406	4,853,242
5.0000%, 7/1/44	282,927	315,740
4.5000%, 10/1/44	5,172,259	5,889,727
3.5000%, 2/1/45	3,407,458	3,685,252
4.5000%, 3/1/45	8,071,161	9,190,748
4.5000%, 6/1/45	4,832,531	5,386,979
3.5000%, 12/1/45	3,105,883	3,421,130
3.0000%, 1/1/46	578,661	611,921
4.5000%, 2/1/46	11,219,145	12,526,320
3.5000%, 7/1/46	5,662,703	6,169,678
3.0000%, 9/1/46	31,741,826	33,929,651
3.0000%, 2/1/47	95,438,553	102,016,712
3.0000%, 3/1/47	10,086,525	10,799,528
4.5000%, 5/1/47	1,694,954	1,882,240
4.5000%, 5/1/47	1,529,640	1,675,475
4.5000%, 5/1/47	1,504,864	1,655,445
4.5000%, 5/1/47	1,076,053	1,178,643

4.5000%, 5/1/47	1,035,224	1,149,612
4.5000%, 5/1/47	803,689	884,108
4.5000%, 5/1/47	511,169	562,318
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/47	$354,881	$394,094
4.5000%, 5/1/47	352,977	391,979
4.0000%, 6/1/47	1,380,059	1,470,812
4.0000%, 6/1/47	755,097	809,658
4.0000%, 6/1/47	610,481	650,626
4.0000%, 6/1/47	313,550	336,206
4.5000%, 6/1/47	7,176,692	7,738,693
4.5000%, 6/1/47	579,224	643,226
4.0000%, 7/1/47	1,071,684	1,142,158
4.0000%, 7/1/47	1,053,430	1,122,704
4.0000%, 7/1/47	340,641	363,041
4.0000%, 7/1/47	231,832	247,078
4.5000%, 7/1/47	5,250,535	5,661,701
4.5000%, 7/1/47	3,685,466	3,974,072
4.5000%, 7/1/47	3,269,660	3,525,705
3.5000%, 8/1/47	4,936,725	5,284,739
3.5000%, 8/1/47	2,754,676	2,906,801
3.5000%, 8/1/47	1,598,198	1,766,422
4.0000%, 8/1/47	2,287,171	2,437,575
4.0000%, 8/1/47	1,296,412	1,381,664
4.5000%, 8/1/47	5,433,891	5,859,414
4.5000%, 8/1/47	679,718	735,139
4.0000%, 9/1/47	518,125	558,697
4.5000%, 9/1/47	3,043,553	3,281,892
4.5000%, 9/1/47	2,307,949	2,488,683
4.5000%, 9/1/47	2,029,574	2,188,508
4.0000%, 10/1/47	3,085,328	3,288,220
4.0000%, 10/1/47	2,141,727	2,309,436
4.0000%, 10/1/47	2,011,917	2,169,462
4.0000%, 10/1/47	1,663,583	1,772,981
4.0000%, 10/1/47	1,413,809	1,524,518
4.5000%, 10/1/47	598,373	645,231
4.5000%, 10/1/47	433,473	467,418
4.0000%, 11/1/47	3,685,521	3,927,881
4.0000%, 11/1/47	1,237,656	1,319,045
4.5000%, 11/1/47	3,449,528	3,719,658
3.5000%, 12/1/47	8,609,767	9,190,994
3.5000%, 12/1/47	3,809,853	4,039,880
3.5000%, 12/1/47	942,084	1,041,246
3.5000%, 12/1/47	447,037	494,091
4.0000%, 12/1/47	5,028,403	5,359,071
3.5000%, 1/1/48	6,316,095	6,755,761
3.5000%, 1/1/48	6,213,464	6,632,922
4.0000%, 1/1/48	21,135,970	22,829,335
4.0000%, 1/1/48	9,067,656	9,753,323
4.0000%, 1/1/48	1,632,649	1,740,012
3.0000%, 2/1/48	5,431,047	5,850,713
3.5000%, 3/1/48	4,115,614	4,385,839
3.5000%, 3/1/48	658,613	724,375
4.0000%, 3/1/48	7,924,238	8,533,767
4.5000%, 3/1/48	4,532,351	4,881,322
4.5000%, 3/1/48	326,075	351,573
3.5000%, 4/1/48	7,609,461	8,337,428
4.5000%, 4/1/48	5,006,126	5,391,576
3.0000%, 5/1/48	2,967,580	3,146,710
4.0000%, 5/1/48	8,393,502	8,883,425
4.5000%, 5/1/48	3,064,398	3,300,344
4.5000%, 5/1/48	2,831,649	3,049,674
5.0000%, 5/1/48	7,944,351	8,673,872
4.5000%, 6/1/48	5,499,589	5,923,033
4.5000%, 6/1/48	3,120,884	3,361,179
4.5000%, 8/1/48	293,065	314,822
3.0000%, 11/1/48	13,670,441	14,422,904
3.5000%, 11/1/48	12,596,729	13,801,810
4.0000%, 2/1/49	4,545,423	4,810,736
3.5000%, 7/1/49	33,079,455	34,761,470
3.0000%, 8/1/49	6,071,692	6,507,404
3.0000%, 8/1/49	3,464,095	3,712,683
3.0000%, 9/1/49	1,159,004	1,232,062
4.0000%, 9/1/49	10,457,400	11,353,679
2.5000%, 1/1/50	2,529,541	2,656,372

3.0000%, 1/1/50	5,563,585	5,861,441
2.5000%, 3/1/50	5,213,594	5,460,790
3.0000%, 3/1/50	64,500,317	68,034,029
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 8/1/56	$17,158,302	$18,654,599
3.0000%, 2/1/57	16,182,979	17,344,903
3.5000%, 2/1/57	34,760,853	38,053,238
3.0000%, 6/1/57	303,059	324,680
		744,440,457
Freddie Mac Gold Pool:
6.0000%, 4/1/40	5,942,397	7,158,907
3.5000%, 7/1/42	1,245,184	1,349,254
3.5000%, 8/1/42	1,522,862	1,650,141
3.5000%, 8/1/42	1,332,790	1,444,182
3.0000%, 6/1/43	1,790,118	1,883,990
4.5000%, 5/1/44	2,163,107	2,412,204
4.0000%, 4/1/45	58,207	63,098
3.5000%, 7/1/46	27,335,218	30,116,597
3.0000%, 8/1/46	1,907,861	2,013,211
3.5000%, 4/1/47	921,575	1,004,218
3.5000%, 9/1/47	19,037,039	20,092,297
3.5000%, 9/1/47	9,869,882	10,417,337
3.5000%, 12/1/47	13,391,626	14,517,212
4.5000%, 3/1/48	298,932	321,192
5.0000%, 9/1/48	1,178,262	1,293,967
		95,737,807
Freddie Mac Pool:
3.0000%, 5/1/31	23,575,640	24,963,376
3.0000%, 9/1/32	5,632,687	5,967,581
3.0000%, 10/1/32	2,934,323	3,087,287
3.0000%, 12/1/32	2,359,379	2,494,046
3.0000%, 1/1/33	3,276,625	3,471,438
2.5000%, 12/1/33	27,304,276	28,630,071
3.0000%, 10/1/34	5,554,007	5,891,689
3.0000%, 10/1/34	2,324,949	2,456,814
2.5000%, 11/1/34	7,796,678	8,238,173
2.5000%, 11/1/34	1,532,637	1,619,424
3.5000%, 2/1/43	3,716,429	4,018,838
3.0000%, 3/1/43	14,824,433	15,845,428
3.5000%, 2/1/44	3,782,052	4,089,801
3.5000%, 12/1/44	24,174,406	26,141,495
3.0000%, 1/1/45	7,729,411	8,196,001
3.0000%, 1/1/46	799,849	868,474
3.5000%, 7/1/46	5,446,634	5,914,587
3.0000%, 10/1/46	12,176,410	12,948,817
4.0000%, 3/1/47	2,386,554	2,593,433
3.0000%, 4/1/47	2,963,317	3,126,427
3.5000%, 11/1/47	7,680,824	8,198,526
3.5000%, 12/1/47	5,834,713	6,227,983
3.5000%, 2/1/48	6,003,247	6,397,189
3.5000%, 2/1/48	5,379,973	5,718,383
4.0000%, 3/1/48	5,833,409	6,280,421
4.0000%, 4/1/48	13,157,164	13,906,722
4.0000%, 4/1/48	6,405,090	6,869,467
4.0000%, 5/1/48	12,745,937	13,487,106
4.5000%, 7/1/48	3,072,515	3,312,372
4.5000%, 12/1/48	4,879,731	5,376,446
3.0000%, 8/1/49	5,458,959	5,795,924
3.0000%, 8/1/49	1,946,052	2,085,703
3.5000%, 8/1/49	1,938,155	2,036,706
3.5000%, 8/1/49	1,167,618	1,226,988
3.5000%, 9/1/49	3,241,248	3,428,807
3.0000%, 10/1/49	5,834,490	6,153,354
3.0000%, 10/1/49	5,201,518	5,474,300
3.0000%, 10/1/49	3,161,499	3,327,297
3.0000%, 10/1/49	1,778,160	1,875,339
3.0000%, 11/1/49	6,066,257	6,384,387
3.0000%, 11/1/49	5,654,714	5,951,262
3.0000%, 11/1/49	3,795,027	3,994,048
3.0000%, 11/1/49	2,449,245	2,583,099
3.0000%, 12/1/49	6,085,591	6,404,735
3.0000%, 12/1/49	3,740,717	3,936,890
3.0000%, 12/1/49	3,244,600	3,414,755
2.5000%, 1/1/50	1,178,796	1,237,900

3.0000%, 1/1/50	10,342,116	10,907,328
3.0000%, 1/1/50	1,045,170	1,103,270
3.0000%, 2/1/50	2,971,275	3,136,445
3.0000%, 3/1/50	8,517,832	8,984,490
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.0000%, 3/1/50	$4,346,574	$4,587,236
3.0000%, 3/1/50	4,269,831	4,503,758
3.5000%, 3/1/50	2,542,703	2,713,010
3.0000%, 5/1/50	18,145,872	19,161,108
		366,745,954
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	69,778,200	73,250,363
3.0000%, TBA, 30 Year Maturity	12,108,892	12,795,466
4.5000%, TBA, 30 Year Maturity	1,546,000	1,650,046
		87,695,875
Ginnie Mae I Pool:
6.0000%, 1/15/34	91,390	108,110
4.0000%, 1/15/45	22,121,288	24,092,019
4.5000%, 8/15/46	27,106,156	30,063,024
4.0000%, 7/15/47	6,512,341	7,085,004
4.0000%, 8/15/47	1,457,713	1,585,897
4.0000%, 11/15/47	2,691,226	2,927,879
4.0000%, 12/15/47	3,401,059	3,700,131
		69,562,064
Ginnie Mae II Pool:
4.0000%, 8/20/47	2,315,087	2,492,726
4.0000%, 8/20/47	621,357	678,961
4.0000%, 8/20/47	332,381	357,885
4.5000%, 2/20/48	4,727,337	5,100,322
4.5000%, 5/20/48	13,333,858	14,338,589
4.5000%, 5/20/48	1,792,431	1,927,494
5.0000%, 5/20/48	20,490,783	22,339,763
4.0000%, 6/20/48	39,963,194	42,652,613
5.0000%, 6/20/48	9,680,836	10,554,384
5.0000%, 8/20/48	16,517,311	17,910,033
5.0000%, 4/20/49	55,683,016	60,378,147
		178,730,917
Total Mortgage-Backed Securities (cost $1,697,363,908)		1,749,809,402
United States Treasury Notes/Bonds – 4.4%
1.5000%, 9/15/22	48,889,400	50,335,075
2.8750%, 11/30/23	63,981,700	69,800,036
0.5000%, 3/31/25	88,341,300	89,279,926
0.2500%, 6/30/25	78,516,900	78,363,547
1.5000%, 2/15/30	54,500,600	58,909,614
0.6250%, 5/15/30	30,263,200	30,170,992
1.1250%, 5/15/40	4,091,000	4,052,327
2.7500%, 8/15/42	149,728,000	191,915,033
2.3750%, 11/15/49	87,041,300	107,451,805
2.0000%, 2/15/50	187,917,300	215,091,904
Total United States Treasury Notes/Bonds (cost $857,491,092)		895,370,259
Common Stocks – 58.1%
Aerospace & Defense – 1.1%
General Dynamics Corp	1,492,742	223,105,219
Air Freight & Logistics – 0.4%
United Parcel Service Inc	736,968	81,936,102
Banks – 1.1%
Bank of America Corp	5,807,314	137,923,707
US Bancorp	2,415,871	88,952,370
		226,876,077
Beverages – 0.7%
Monster Beverage Corp*	1,973,628	136,811,893
Biotechnology – 0.7%
AbbVie Inc	1,423,004	139,710,533
Capital Markets – 2.8%
Apollo Global Management Inc	502,415	25,080,557
Blackstone Group Inc	3,192,072	180,862,800
CME Group Inc	923,295	150,072,369
Morgan Stanley	3,059,189	147,758,829
S&P Global Inc	182,776	60,221,036
		563,995,591
Chemicals – 0.4%
Sherwin-Williams Co	146,444	84,622,665
Consumer Finance – 0.8%
American Express Co	1,246,202	118,638,430

Synchrony Financial	1,863,132	41,287,005
		159,925,435
Electronic Equipment, Instruments & Components – 0.4%
Corning Inc	2,885,245	74,727,845
Shares or Principal Amounts		Value
Common Stocks – (continued)
Entertainment – 0.7%
Walt Disney Co	1,193,528	$133,090,307
Equity Real Estate Investment Trusts (REITs) – 1.0%
Crown Castle International Corp	822,050	137,570,067
MGM Growth Properties LLC	2,403,187	65,390,718
		202,960,785
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	794,159	240,796,950
Sysco Corp	982,467	53,701,646
		294,498,596
Food Products – 0.5%
Hershey Co	732,348	94,926,948
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	2,381,756	217,763,951
Intuitive Surgical Inc*	79,949	45,557,339
Medtronic PLC	1,432,188	131,331,640
Stryker Corp	297,957	53,688,872
		448,341,802
Health Care Providers & Services – 2.0%
UnitedHealth Group Inc	1,379,795	406,970,535
Hotels, Restaurants & Leisure – 2.3%
Hilton Worldwide Holdings Inc	1,198,594	88,036,729
McDonald's Corp	1,526,650	281,621,125
Starbucks Corp	1,405,103	103,401,530
		473,059,384
Household Products – 1.1%
Clorox Co	245,959	53,956,026
Procter & Gamble Co	1,419,795	169,764,888
		223,720,914
Industrial Conglomerates – 0.9%
Honeywell International Inc	1,272,937	184,053,961
Information Technology Services – 3.8%
Accenture PLC	1,363,228	292,712,316
Mastercard Inc	1,640,920	485,220,044
		777,932,360
Insurance – 1.5%
Marsh & McLennan Cos Inc	568,750	61,066,687
Progressive Corp	3,042,231	243,713,125
		304,779,812
Interactive Media & Services – 2.2%
Alphabet Inc - Class C*	323,894	457,859,797
Internet & Direct Marketing Retail – 2.2%
Amazon.com Inc*	164,495	453,812,096
Leisure Products – 0.5%
Hasbro Inc	1,335,772	100,116,111
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	519,959	188,401,944
Machinery – 0.6%
Deere & Co	791,977	124,459,186
Media – 1.2%
Comcast Corp	6,553,311	255,448,063
Multiline Retail – 0.9%
Dollar General Corp	1,015,619	193,485,576
Multi-Utilities – 0.3%
Sempra Energy	494,743	57,998,722
Personal Products – 0.2%
Estee Lauder Cos Inc	226,838	42,799,794
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co	3,592,832	211,258,522
Eli Lilly & Co	1,631,887	267,923,208
Merck & Co Inc	3,986,952	308,310,998
		787,492,728
Real Estate Management & Development – 0.5%
CBRE Group Inc*	2,041,796	92,330,015
Road & Rail – 0.7%
CSX Corp	2,077,284	144,869,786
Semiconductor & Semiconductor Equipment – 4.0%
Intel Corp	3,783,305	226,355,138
Lam Research Corp	780,429	252,437,564
NVIDIA Corp	476,857	181,162,743

Texas Instruments Inc	1,191,146	151,239,808
		811,195,253
Software – 7.7%
Adobe Inc*	935,064	407,042,710
Shares or Principal Amounts		Value
Common Stocks – (continued)
Software – (continued)
Microsoft Corp	5,033,874	$1,024,809,173
salesforce.com Inc*	803,217	150,466,641
		1,582,318,524
Specialty Retail – 1.9%
Home Depot Inc	1,568,223	392,855,544
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	1,635,174	596,511,475
Textiles, Apparel & Luxury Goods – 0.8%
NIKE Inc	1,723,379	168,977,311
Tobacco – 0.7%
Altria Group Inc	3,603,063	141,420,223
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	649,605	67,656,361
Total Common Stocks (cost $7,892,514,022)		11,896,055,273
Rights – 0%
Wireless Telecommunication Services – 0%
T-Mobile US Inc* (cost $0)	647,795	108,830
Investment Companies – 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $559,540,776)	559,505,371	559,561,322
Total Investments (total cost $16,443,863,915) – 102.1%		20,896,463,095
Liabilities, net of Cash, Receivables and Other Assets – (2.1)%		(433,477,547)
Net Assets – 100%		$20,462,985,548

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$20,635,559,907	98.8%
United Kingdom	91,479,632	0.4
Canada	51,907,933	0.2
France	49,113,946	0.2
Belgium	35,598,461	0.2
Mexico	22,463,558	0.1
Japan	10,339,658	0.1

Total	$20,896,463,095	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	$4,499,922	$(9,380)	$20,546	$559,561,322

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	532,004,164	5,989,616,579	(5,962,070,587)	559,561,322

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $1,721,987,403, which represents 8.4% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,035,903,815	$-
Bank Loans and Mezzanine Loans	-	33,640,644	-
Corporate Bonds	-	4,726,013,550	-
Mortgage-Backed Securities	-	1,749,809,402	-
United States Treasury Notes/Bonds	-	895,370,259	-
Common Stocks	11,896,055,273	-	-
Rights	108,830	-	-
Investment Companies	-	559,561,322	-
Total Assets	$11,896,164,103	$9,000,298,992	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.